Interim Condensed Consolidated Statements of Cash Flows € in Thousands, $ in Millions	9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)
Operating activities
Loss before income tax	€ (120,405)	€ (407,939)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(10,619)	(8,828)
Finance expense	3,077	10,015
Depreciation and impairment of property, plant and equipment and right-of-use assets	23,349	11,342
Loss on disposal of fixed assets	6,428
Impairment of inventory and prepayments	41,295	39,142
Share-based payment expense	6,455	11,470
Non-cash income from release of provisions	(61,102)
Working capital changes
Decrease / (increase) in trade receivables and contract assets	12,334	(7,810)
Decrease / (increase) in inventory	6,996	(143,638)
Decrease / (increase) in other assets	(9,724)	(214,621)
Receipts from grants from government agencies and similar bodies		38,349
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(131,746)	130,022
(Decrease) / increase in other current financial liabilities		78
Decrease / (increase) in deferred taxes	49	(100)
Income taxes paid	(152)	(352)
Interest received		25
Interest paid	(3,326)	(7,212)
Net cash flow (used in) operating activities	(237,091)	(550,057)
Investing activities
Purchase of property, plant and equipment	(67,124)	(91,032)
Purchase of intangible assets	(5,435)	(2,273)
Net cash flow (used in) investing activities	(72,559)	(93,305)
Financing activities
Payments on lease obligations	(3,087)	(2,346)
Payment on / Proceeds from Treasury Shares	991	(23,339)
Proceeds from at-the-market offering program (net of transaction costs)	32,325
Payments from the exercise of options	(356)
Proceeds from the issuance of shares (net of transaction costs)		404,164
Net cash flow provided by financing activities	29,873	378,479
Net increase (decrease) in cash and cash equivalents	(279,777)	(264,883)
Currency translation gains (losses) on cash and cash equivalents	9,178	3,261
Cash and cash equivalents, beginning of period	811,464	1,322,593
Cash and cash equivalents, end of period	€ 540,865	€ 1,060,971